SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial assets receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Financial assets receivable
Financial assets receivable	¥ 1,250,277	¥ 1,250,277	¥ 286,380	¥ 2,142,627	¥ 1,250,277
Allowance for uncollectible receivables	(170,803)	(16,258)	(16,258)	(170,803)	(56,656)
Financial assets receivable, net				1,971,824	1,193,621
Impairment losses	150,940	48,072	16,273
Movement of financial assets receivable
Balance at beginning of year	1,250,277	286,380	5,160
Addition in the current year	3,650,311	1,881,072	452,182
Collection in the current year	(2,721,168)	(909,501)	(170,947)
Write-off	(36,793)	(7,674)	(15)
Balance at end of year	2,142,627	1,250,277	286,380
Movement of allowance for uncollectible receivables
Balance at beginning of year	56,656	16,258
Current year net provision	150,940	48,072	16,273
Write-off	(36,793)	(7,674)	(15)
Balance at end of year	170,803	56,656	¥ 16,258
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable	125,936	125,936		130,765	125,936
Allowance for uncollectible receivables	(5,806)	(5,806)		(13,633)	¥ (5,806)
Financial assets receivable, net				¥ 117,132
Movement of financial assets receivable
Balance at beginning of year	125,936
Addition in the current year	329,164
Collection in the current year	(316,926)
Write-off	(7,409)
Balance at end of year	130,765	125,936
Movement of allowance for uncollectible receivables
Balance at beginning of year	5,806
Current year net provision	15,236
Write-off	(7,409)
Balance at end of year	¥ 13,633	¥ 5,806